OTHER DISCLOSURES - Adjustments to Cash Flow Statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to Cash Flow Statement
Depreciation, amortization and impairment	kr 139	kr 88	kr 70
Share-based compensation expenses	147	91	76
Other	5
Total adjustments for non-cash transactions	291	179	146
Receivables	(1,658)	(768)	270
Deferred income			(77)
Other payables	440	134	47
Total changes in working capital	kr (1,218)	kr (634)	kr 240